Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events

35.	Subsequent events

35.1 Discontinuation of the business of Extra Hiper stores and sale of assets with Sendas

On April 4; 2022, Company and Sendas (Assaí) informed their shareholders and the market in general that the assignment of the exploration rights of over 40 commercial points to Assaí has been concluded, adding to the 20 carried out in Q4 2021, we ended Q1 22 with 60 commercial points assigned, 86% of the total, in line with the material facts already disclosed on October 14th and December 16th, 2021 related to the transaction involving the conversion of stores under the “Extra Hiper” banner operated by GPA in cash & carry stores, which will be operated by Assaí. The other 10 remaining commercial points are expected to be concluded until the end of May 2022, date that can be postponed depending on administrative procedures.

In the first quarter of 2022, for the sale of these 40 commercial points, Company recorded revenue in the amount of R$3,685, in addition to write-offs of assets corresponding to the amount of R$954, and expenses of R$494 (R$136 of which related to dismissal of employees, R$94 cancellation of contracts, and R$264 other expenses related to the transaction) generating the net gain in the amount of R$2,237.

Of the 33 Extra Hiper stores that were not assigned to Sendas a portion will be converted into other banners and a portion will be closed, this plan is being currently reviewed.

35.2 Distribution of interest on equity (“EI”)

At the Annual and Ordinary General Meeting held on April 28, 2021, it was approved the distribution of interest on equity (“EI”) in the amount of R$81 for the fiscal year ended December 31, 2021. The gross amount of R$ 95, corresponding to R$0,3544 per share, to be paid as EI. From such gross amount, it will be deducted the amount related to withhold taxes (“IRRF”–“Imposto de Renda Retido na Fonte”), pursuant to the law in force, with the exception of the shareholders that are immune and/or exempt.

Description of annual and extraordinary general meeting	At the Annual and Ordinary General Meeting held on April 28, 2021, it was approved the distribution of interest on equity (“EI”) in the amount of R$81 for the fiscal year ended December 31, 2021. The gross amount of R$ 95, corresponding to R$0,3544 per share, to be paid as EI. From such gross amount, it will be deducted the amount related to withhold taxes (“IRRF”–“Imposto de Renda Retido na Fonte”), pursuant to the law in force, with the exception of the shareholders that are immune and/or exempt.